Income Taxes - Schedule of tax credit carryforwards (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Federal Tax Jurisdiction Other [Member]
Tax Credit Carryforward [Line Items]
NOLs Amount	$ 288.7
NOLs Expiration Years	Indefinite
Federal Tax Jurisdiction Other [Member] | Research [Member]
Tax Credit Carryforward [Line Items]
Research and development tax credits Amount	$ 11.8
Research and development tax credits Expiration Years	2039
State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
NOLs Amount	$ 180.9
NOLs Expiration Years	2039
State and Local Jurisdiction [Member] | Research [Member]
Tax Credit Carryforward [Line Items]
Research and development tax credits Amount	$ 8.2
Research and development tax credits Expiration Years	Indefinite